Advances to Suppliers, Net	12 Months Ended
Dec. 31, 2024
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 5 – ADVANCES TO SUPPLIERS, NET

In 2023, the Company signed a software upgrade and development contract (“Interface System”), which obligated the software company to perform software upgrade and development activities from May to September 2023. As of December 31, 2023, the total contract price was $676,333 to be paid in installments (50% within 5 working days after the signing of this contract, 40% within 5 working days upon launching of the official version, and 10% within 30 working days upon launching of the official version). During the year ended December 31, 2023, the Company paid $338,166. In March 2024, the Company paid the remaining $338,166. The Interface System as developed is owned by the Company and it is functioning as prescribed. As of December 31, 2024, the Interface System was a part of software under property, equipment and software. No expected credit losses were recorded on advances to suppliers for the years ended December 31, 2024, 2023 and 2022. For the year ended December 31, 2024, the related amortization expense was $171,504.